Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 135.6		$ 137.7	$ 145.0
Net interest expense	124.0		144.1	126.5
Components of defined benefit costs recognized in profit or loss	259.6		281.8	271.5
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(124.4)		(71.3)	29.3
Actuarial loss (gain) arising from experience adjustments	(438.0)		334.7	483.9
Actuarial gain arising from changes in demographic assumptions	(233.2)
Actuarial loss (gain) arising from changes in financial assumptions	541.7		597.8	(258.5)
Components of defined benefit costs recognized in other comprehensive income	(253.9)	$ (8.5)	861.2	254.7
Total	$ 5.7		$ 1,143.0	$ 526.2